Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,165,000.00
Previously Paid Amount	0.00
Total Fee Amount	298.99
Total Offset Amount	0.00
Net Fee	298.99
Narrative - Max Aggregate Offering Price	$ 2,165,000.00
Final Prospectus	true